Organization and Business Description - Schedule of Balance Sheets (Details) - VIE [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheets [Line Items]
Cash and cash equivalents	$ 176,235	$ 264,375
Restricted cash		42,410
Accounts receivable, net	232,652	1,352
Notes receivable	1,933
Inventories	4,658	4,789
Prepaid expenses and other current assets	526,676	1,177,643
Total current assets	1,327,691	2,002,021
Long-term prepayments and other non-current assets		47,094
Plant, property and equipment, net	2,440,004	2,649,977
Intangible assets, net	23,539	27,322
Long-term investments	2,007,957	1,879,986
Total non-current assets	4,471,500	4,604,379
Total assets	5,799,191	6,606,400
Accounts payable	2,744,054	49,982
Deferred revenue	1,763,831	311,089
Deferred government subsidy	2,739,989	2,816,941
Income taxes payable	488,626	501,526
Accrued expenses and other current liabilities	357,733	478,666
Total current liabilities	8,264,503	4,913,254
Total liabilities	8,264,503	4,913,254
Related Party [Member]
Schedule of Balance Sheets [Line Items]
Due from related parties	385,537	511,452
Deferred revenue - related parties		340,850
Due to related parties	$ 170,270	$ 414,200